Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosures of stock-based compensation expense and related tax benefit recognized in income

The following table provides the stock-based compensation expense for awards under all plans, as well as the related tax benefit and excess tax benefit recognized in income, for the years ended December 31, 2016, 2015 and 2014:

In millions	Year ended December 31,	2016		2015		2014
Share Units Plan
Equity settled awards		$42		$39		$2
Cash settled awards		16		14		117
Total Share Units Plan expense		$58		$53		$119
Voluntary Incentive Deferral Plan (VIDP)
Equity settled awards		$1		$-		$-
Cash settled awards		5		(3)		33
Total VIDP expense (recovery)		$6		$(3)		$33
Stock option awards		$12		$11		$9
Total stock-based compensation expense		$76		$61		$161
Tax benefit recognized in income		$17		$14		$43
Excess tax benefit recognized in income (1)		$5	$	N/A	$	N/A

(1)	Effective January 1, 2016, the excess tax benefit is recognized in income in accordance with ASU 2016-09.

Assumptions used in valuation of stock-based compensation awards, other than stock options

The following table provides the assumptions and fair values related to the PSU-ROIC awards:

		Equity settled
		PSUs-ROIC (1)
Year of grant		2016	2015	2014
Assumptions
Stock price ($) (2)		74.17	84.55	76.29
Expected stock price volatility (3)		19%	15%	15%
Expected term (years) (4)		3.0	3.0	2.0
Risk-free interest rate (5)		0.43%	0.45%	1.02%
Dividend rate ($) (6)		1.50	1.25	1.00
Weighted-average grant date fair value ($)		35.11	50.87	66.84
	.
(1)	Assumptions used to determine fair value of the equity settled PSU-ROIC awards are on the grant date.
(2)	For equity settled awards, the stock price represents the closing share price on the grant date. The stock price on the grant date for 2014 is the stock price at the modification date of December 9, 2014.
(3)	Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.
(4)	Represents the period of time that awards are expected to be outstanding.
(5)	Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
(6)	Based on the annualized dividend rate.

Activity of stock option awards

The following table provides the activity of stock option awards during 2016, and for options outstanding and exercisable at December 31, 2016, the weighted-average exercise price:

	Options outstanding		Nonvested options
	Number of options	Weighted-average exercise price	Number of options	Weighted-average grant date fair value

	In millions		In millions
Outstanding at December 31, 2015 (1)	5.9	$53.43	2.3	$10.94
Granted (2)	1.2	$75.16	1.2	$10.57
Forfeited/Cancelled	(0.2)	$70.92	(0.2)	$10.62
Exercised (3)	(1.6)	$37.65	N/A	N/A
Vested (4)	N/A	N/A	(0.9)	$9.98
Outstanding at December 31, 2016 (1)	5.3	$61.07	2.4	$11.16
Exercisable at December 31, 2016 (1)	2.9	$49.91	N/A	N/A

(1)		Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date.
(2)		The grant date fair value of options awarded in 2016 of $13 million is calculated using the Black-Scholes option-pricing model. As at December 31, 2016, total unrecognized compensation cost related to nonvested options outstanding was $8 million and is expected to be recognized over a weighted-average period of 2.1 years.
(3)		The total intrinsic value of options exercised in 2016 was $73 million (2015 - $127 million; 2014 - $50 million). The cash received upon exercise of options in 2016 was $61 million (2015 - $74 million; 2014 - $25 million) and the related excess tax benefit realized in 2016, 2015 and 2014 was $5 million.
(4)		The grant date fair value of options vested in 2016 was $10 million (2015 - $9 million; 2014 - $9 million).

Number of stock options outstanding and exercisable by range of exercise price and their related intrinsic value, and for options outstanding, the weighted-average years to expiration

The following table provides the number of stock options outstanding and exercisable as at December 31, 2016 by range of exercise price and their related intrinsic value, and for options outstanding, the weighted-average years to expiration. The table also provides the aggregate intrinsic value for in-the-money stock options, which represents the value that would have been received by option holders had they exercised their options on December 31, 2016 at the Company’s closing stock price of $90.36.

				Options outstanding				Options exercisable
				Number of options	Weighted-average years to expiration	Weighted-average exercise price	Aggregate intrinsic value	Number of options	Weighted-average exercise price	Aggregate intrinsic value
Range of exercise prices				In millions			In millions	In millions		In millions
	$20.95	-	$32.28	0.5	2.1	$24.54	$30	0.5	$24.54	$30
	$32.29	-	$49.84	1.1	4.7	$42.73	51	1.0	$42.34	48
	$49.85	-	$67.12	1.3	5.9	$57.56	43	1.0	$56.54	34
	$67.13	-	$74.00	1.1	8.2	$70.93	23	0.2	$71.08	4
	$74.01	-	$92.77	1.3	8.5	$83.82	9	0.2	$87.80	1
Balance at December 31, 2016 (1)				5.3	6.5	$61.07	$156	2.9	$49.91	$117

(1)	Stock options with a US dollar exercise price have been translated to Canadian dollars using the foreign exchange rate in effect at the balance sheet date. As at December 31, 2016, substantially all of the stock options outstanding were in-the-money. The weighted-average years to expiration of exercisable stock options was 5 years.

Assumptions used in valuation of stock option awards

The following table provides the assumptions used in the valuation of stock option awards:

Year of grant	2016	2015	2014
Assumptions
Grant price ($)	75.16	84.47	58.74
Expected stock price volatility (1)	20%	20%	23%
Expected term (years) (2)	5.5	5.5	5.4
Risk-free interest rate (3)	0.76%	0.78%	1.51%
Dividend rate ($) (4)	1.50	1.25	1.00
Weighted-average grant date fair value ($)	10.57	13.21	11.09
			.
(1)	Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.
(2)	Represents the period of time that awards are expected to be outstanding. The Company uses historical data to predict option exercise behavior.
(3)	Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
(4)	Based on the annualized dividend rate.

Disclosures regarding the employee share investment plan

The following table provides the number of participants holding shares, the total number of ESIP shares purchased on behalf of employees, including the Company’s contributions, as well as the resulting expense recorded for the years ended December 31, 2016, 2015 and 2014:

Year ended December 31,	2016	2015	2014
Number of participants holding shares	19,108	19,728	18,488
Total number of ESIP shares purchased on behalf of employees (millions)	1.9	2.0	2.1
Expense for Company contribution (millions)	$37	$38	$34

Share Units Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation awards activity, other than stock options

The following table provides a summary of the activity related to PSU awards:

	Equity settled				Cash settled
	PSUs-ROIC (1)		PSUs-TSR (2)		PSUs-ROIC (3)
	Units	Weighted-averagegrant date fair value	Units	Weighted-averagegrant date fair value	Units
	In millions		In millions		In millions
Outstanding at December 31, 2015	1.3	$64.36	0.1	$114.86	0.7
Granted	0.5	$35.11	0.2	$95.31	-
Settled (4) (5)	(0.5)	$75.15	-	N/A	(0.3)
Outstanding at December 31, 2016	1.3	$49.82	0.3	$103.93	0.4

Nonvested at December 31, 2015	0.8	$58.83	0.1	$114.86	0.4
Granted	0.5	$35.11	0.2	$95.31	-
Vested during the year (6)	(0.4)	$66.84	-	N/A	(0.4)
Nonvested at December 31, 2016	0.9	$42.14	0.3	$103.93	-

(1)		The grant date fair value of equity settled PSUs-ROIC granted in 2016 of $19 million is calculated using a lattice-based valuation model. As at December 31, 2016, total unrecognized compensation cost related to nonvested equity settled PSUs-ROIC outstanding was $15 million and is expected to be recognized over a weighted-average period of 1.5 years.
(2)		The grant date fair value of equity settled PSUs-TSR granted in 2016 of $17 million is calculated using a Monte Carlo simulation model. As at December 31, 2016, total unrecognized compensation cost related to nonvested equity settled PSUs-TSR outstanding was $10 million and is expected to be recognized over a weighted-average period of 1.5 years.
(3)		The fair value as at December 31, 2016 of cash settled PSUs-ROIC outstanding is calculated using a lattice-based valuation model. As at December 31, 2016, fair value per unit of vested cash settled PSUs-ROIC was $90.36, and the liability for cash settled PSUs-ROIC was $45 million (2015 - $66 million).
(4)		Equity settled PSUs-ROIC granted in 2013 met the minimum share price condition for settlement and attained a performance vesting factor of 150%. In the first quarter of 2016, these awards were settled, net of the remittance of the participants’ minimum statutory withholding tax obligation of $25 million, by way of disbursement from the Share Trusts of 0.3 million common shares.
(5)		Cash settled PSUs-ROIC granted in 2013 met the minimum share price condition for payout and attained a performance vesting factor of 150%. In the first quarter of 2016, the Company paid out $37 million for these awards.
(6)		The awards that vested during the year are expected to be settled or paid out in the first quarter of 2017.

Voluntary Incentive Deferral Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation awards activity, other than stock options

The following table provides a summary of the activity related to DSU awards:

	Equity settled		Cash settled
	DSUs (1)		DSUs (2)
	Units	Weighted-average grant date fair value	Units

	In millions		In millions
Outstanding at December 31, 2015	1.8	$76.44	0.4
Granted	-	$73.63	-
Vested	-	$81.71	-
Settled (3)	(0.3)	$76.35	(0.1)
Outstanding at December 31, 2016 (4)	1.5	$76.54	0.3

(1)		The grant date fair value of equity settled DSUs granted in 2016 of $2 million is calculated using the Company’s stock price on the grant date. As at December 31, 2016, the aggregate intrinsic value of equity settled DSUs outstanding amounted to $133 million.
(2)		The fair value at December 31, 2016 of cash settled DSUs is based on the intrinsic value. As at December 31, 2016 the liability for cash settled DSUs was $35 million ($36 million as at December 31, 2015). The closing stock price used to determine the liability was $90.36.
(3)		For the year ended December 31, 2016, the Company purchased 0.2 million common shares for the settlement of equity settled DSUs, net of the remittance of the participants’ minimum statutory withholding tax obligation of $16 million.
(4)		The number of units outstanding that were nonvested, unrecognized compensation cost and the remaining recognition period for cash and equity settled DSUs have not been quantified as they relate to a minimal number of units.